Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003

Dear Shareholder:

During the 12-month period ended February 28, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery was choppy, with most economic indicators fluctuating between strength and weakness. Consumer spending remained the economy's best-performing sector. Mortgage refinancing and low-rate auto loans helped keep Americans buying. However, by fiscal year-end consumer confidence began to wane with unemployment at an eight-year high and the growing threat of war. The Federal Reserve Board lowered the federal funds rate from
1.75 to 1.25 percent in early November to guard against further downside risks. This marked the first adjustment by the central bank in nearly a year.

The direction of the fixed-income markets generally followed the lead of the overall economy. When the economy gained strength in the first few months of 2002, a consensus developed that the Federal Reserve Board would begin to tighten monetary policy by raising short-term interest rates later in the year. The bond market reacted to these concerns and yields rose in March 2002. By late spring, however, the consensus had shifted to favoring bonds, as labor markets and capital spending remained soft, new disclosures emerged concerning corporate ethics, and geopolitical turmoil caused a flight to quality. Most importantly, in August, the Federal Reserve changed its monetary policy bias from neutral to easing. Bond market expectations of eventual rate hikes were subsequently scaled back and bonds rallied. A mid-October surge in the equity markets created a brief but sharp downdraft in bond prices. Renewed concerns about the economy and the growing prospect of war with Iraq again helped bond prices rally through February 2003.

Municipal Market Conditions

The economic environment and unsettled equity markets drove municipal yields to levels last seen in the 1960s. During 2002 the yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of
4.74 percent in September. The index yield stood at 4.83 percent at the end of February. Throughout the period, the yield spread between BBB rated general obligation bonds and AAA rated bonds provided an average of 80 basis points of additional yield.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. A declining ratio indicates that municipal yields have become richer. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent by March. Municipal prices lagged the summer rally in Treasuries and the ratio moved above 100 percent. Yields on long-term municipals continued to exceed

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

U.S. Treasuries into the new year. This anomaly indicated the attractiveness of municipals relative to Treasuries.

The Bush Administration's tax proposals for completely eliminating taxation on dividend income and accelerating reduction in marginal rates also affected the municipal market. The tax-exempt bond market reacted to potential tax-reform risk by adjusting the tax-exempt/taxable relationship. Historically, after uncertainty passes, the relationship has returned to a more normal trading range.

[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1998-2003


          Insured            U.S.            Insured Municipal
         Municipal         Treasury        Yields/U.S. Treasury
          Yields            Yields            Yields (Ratio)

           5.15%             5.92%                 86.99%
1998       5.15              5.80                  88.79
           5.20              5.92                  87.84
           5.25              5.93                  88.53
           5.35              5.95                  89.92
           5.20              5.80                  89.66
           5.20              5.65                  92.04
           5.18              5.71                  90.72
           5.03              5.27                  95.45
           4.95              5.00                  99.00
           5.05              5.16                  97.87
           5.00              5.06                  98.81
           5.05              5.10                  99.02
1999       5.00              5.09                  98.23
           5.10              5.58                  91.40
           5.15              5.63                  91.47
           5.20              5.66                  91.87
           5.30              5.83                  90.91
           5.47              5.96                  91.78
           5.55              6.10                  90.98
           5.75              6.06                  94.88
           5.85              6.05                  96.69
           6.03              6.16                  97.89
           6.00              6.29                  95.39
           5.97              6.48                  92.13
2000       6.18              6.49                  95.22
           6.04              6.14                  98.37
           5.82              5.83                  99.83
           5.91              5.96                  99.16
           5.91              6.01                  98.34
           5.84              5.90                  98.98
           5.73              5.78                  99.13
           5.62              5.67                  99.12
           5.74              5.89                  97.45
           5.65              5.79                  97.58
           5.55              5.61                  98.93
           5.27              5.46                  96.52
2001       5.30              5.50                  96.36
           5.27              5.31                  99.25
           5.26              5.44                  96.69
           5.45              5.79                  94.13
           5.40              5.75                  93.91
           5.35              5.76                  92.88
           5.16              5.52                  93.48
           5.07              5.37                  94.41
           5.20              5.42                  95.94
           5.04              4.87                 103.49
           5.17              5.29                  97.73
           5.36              5.47                  97.99
2002       5.22              5.43                  96.13
           5.14              5.42                  94.83
           5.43              5.80                  93.62
           5.30              5.59                  94.81
           5.29              5.62                  94.13
           5.27              5.51                  95.64
           5.12              5.30                  96.60
           5.00              4.93                 101.42
           4.74              4.67                 101.50
           5.01              4.99                 100.40
           5.10              5.04                 101.19
           4.87              4.76                 102.31
2003       4.99              4.87                 103.10
           4.83              4.67                 103.43

In 2002, long-term municipal volume increased by 24 percent to a record $357 billion as state and local governments took advantage of lower interest rates to meet their cash flow needs and refinance outstanding debt. Refunding issues represented almost one-quarter of the total. In California, volume surged after the long awaited sale of $6.3 billion in California Department of Water Resources bonds to reimburse the state for electric purchases made during the 2001 power crisis. This issuance, the largest in municipal market history, increased California's share of total volume to 14 percent. New York accounted for another 14 percent of issuance based on its

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

restructuring of state agency debt. In the first two months of 2003, underwriting activity averaged a record $26 billion a month.

Performance

For the 12-month period ended February 28, 2003, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) decreased from $8.44 to $8.37 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.5275 per share, the Fund's total NAV return was 6.03 percent. OIB's value on the New York Stock Exchange (NYSE) decreased from $8.04 to $7.51 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIB's total market return was -0.13 percent. OIB's share price was trading at a 10.27 percent discount to its NAV on February 28, 2003.

Monthly dividends for the fourth quarter of 2002, declared in December, remained unchanged at $0.0425 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.117 per share on February 28, 2003, versus $0.132 per share 12 months earlier. (Past performance is no guarantee of future results.)

Portfolio Structure

The Fund's net assets of $150.5 million were diversified among 12 long-term sectors and 81 credits. At the end of February the portfolio's average maturity was 21 years. Average duration, a measure of sensitivity to interest-rate changes, was 8.1 years. Three credits, representing 3.3 percent of net assets, were accruing income but may have difficulty with future debt service payments. As mentioned in previous reports, the Fund's credit exposure in the municipal high-yield category will continue to be managed with a preference for better-than-average quality within the nonrated category. At the end of February, more than 55 percent of the Fund's holdings were below investment grade or were nonrated. The accompanying charts provide current information on the portfolios credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead

We expect that accommodative Fed policy, fiscal stimuli and other favorable fundamental conditions will support improved economic growth this year. The prospect of war with Iraq may act as a damper on economic activity. However, we believe the Federal Reserve remains willing and able to ease rates further if growth remains below its potential.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

In our view the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the 12-month period ended February 28, 2003, the Fund purchased and retired 279,400 shares of common stock at a weighted average market discount of 7.81 percent.

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF FEBRUARY 28, 2003
(% OF NET ASSETS)

IDR/PCR*                                                        18%
HOSPITAL                                                        16%
RETIREMENT & LIFE CARE FACILITIES                               15%
NURSING & HEALTH                                                10%
RECREATIONAL FACILITIES                                          9%
EDUCATION                                                        8%
MORTGAGE                                                         7%
TAX ALLOCATION                                                   7%

*  INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF FEBRUARY 28, 2003
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                         5%
Aa or AA                           1%
A or A                             4%
Baa or BBB                        28%
Ba or BB                           5%
NR                                57%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                                         WEIGHTED AVERAGE
                                                        MATURITY: 21 YEARS
1-5 YEARS                                                       2%
5-10 YEARS                                                      4%
10-15 YEARS                                                    13%
15-20 YEARS                                                    22%
20-30 YEARS                                                    55%
30+ YEARS                                                       4%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               FEBRUARY 28, 2003

                                                          WEIGHTED AVERAGE
                       PERCENT CALLABLE               CALL PROTECTION: 6 YEARS

2003                                                              15%*
2004                                                               5%
2005                                                               9%
2006                                                               8%
2007                                                               5%
2008                                                              12%
2009                                                              13%
2010                                                               4%
2011                                                               9%
2012+                                                             20%

* 84% OF BONDS CALLABLE IN 2003 WERE PREVIOUSLY CALLABLE.


                                                          WEIGHTED AVERAGE
                               COST (BOOK) YIELD*         BOOK YIELD: 7.0%

2003                                                             9.6%
2004                                                             6.7%
2005                                                             6.7%
2006                                                             7.3%
2007                                                             6.1%
2008                                                             5.9%
2009                                                             6.4%
2010                                                             7.1%
2011                                                             7.7%
2012+                                                            6.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASE ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.6% ON 15% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
RESULTS OF ANNUAL MEETING - FEBRUARY 28, 2003

On June 19, 2002 an annual meeting of the Fund's shareholders was held for the purpose of voting on one matter, the results of which were as follows:

(1) Election of Trustees:

Edwin J. Garn
For..................................................  14,834,274
Withheld.............................................     267,680
Michael E. Nugent
For..................................................  14,840,798
Withheld.............................................     261,156
Philip J. Purcell
For..................................................  14,844,014
Withheld.............................................     257,940

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, and Manuel H. Johnson.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.5%)
            Educational Facilities Revenue (7.6%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11   $  1,735,408
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29      2,092,940
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26      1,037,170
   3,000    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23      2,970,210
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26      2,119,700
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25      1,517,610
--------                                                                                    ------------
  11,100                                                                                      11,473,038
--------                                                                                    ------------
            Hospital Revenue (16.0%)
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375   12/01/37      1,540,350
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      1,977,300
   2,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      2,020,600
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      1,102,290
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14      2,140,700
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22      3,179,520
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31        992,400
   2,000    Henderson, Nevada, Catholic Health West Ser 1998 A........   5.125   07/01/28      1,690,920
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18        832,620
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28      1,579,520
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,005,000
     910    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C................................   5.625   11/01/10        901,937
   1,500    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser C.................   6.45    07/01/32      1,566,510
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31        985,140
   1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31      1,549,290
--------                                                                                    ------------
  24,410                                                                                      24,064,097
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (18.2%)
$  2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50%   12/01/24   $  1,442,700
     915    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11        910,324
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30    05/01/16        205,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,328,475
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27      2,069,520
            Lapeer Economic Development Corporation, Michigan,
   1,830      Dott Manufacturing Co Ser 1989 A (AMT)..................  10.625   11/15/19      1,099,830
   1,870      Dott Manufacturing Co Ser 1989 B (AMT)..................   9.00    11/15/19      1,123,870
            Michigan Strategic Fund,
     479      Kasle Steel Corp Ser 1989 (AMT).........................   9.375   10/01/06        479,201
   5,206      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14      5,208,801
   1,280    Sanilac County Economic Development Corporation, Michigan
              Dott Manufacturing Co Ser 1989 (AMT)....................  10.625   08/15/19        769,280
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625   09/15/12        781,530
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28      1,897,900
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18        977,475
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,146,700
     905    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10        950,775
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              2001 C (AMT)............................................   5.75    05/01/36        962,540
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19      2,999,820
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,101,980
--------                                                                                    ------------
  32,235                                                                                      27,455,721
--------                                                                                    ------------
            Mortgage Revenue - Multi-Family (4.3%)
   2,975    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50    07/15/19      3,018,286
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21      1,958,880
   9,838      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21      1,416,604
--------                                                                                    ------------
  14,813                                                                                       6,393,770
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (3.0%)
$  1,770    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55%   05/01/25   $  1,856,429
     970    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29      1,024,223
   1,500    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31      1,616,340
--------                                                                                    ------------
   4,240                                                                                       4,496,992
--------                                                                                    ------------
            Nursing & Health Related Facilities Revenue (10.1%)
   2,100    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19      2,137,632
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,514,140
   3,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      3,552,870
   3,020    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (b)..........  10.25    01/01/20      1,820,939
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13        932,985
   1,400    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,262,198
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19        919,930
   3,030    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50    05/01/32      3,063,966
--------                                                                                    ------------
  16,450                                                                                      15,204,660
--------                                                                                    ------------
            Recreational Facilities Revenue (9.4%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      1,966,340
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (c)..................................   6.40    09/01/11      1,088,467
   1,000      Special 1997 Ser B (c)..................................   5.75    09/01/27      1,009,170
   1,500    Mohegan Tribe of Indians Connecticut, Ser 2001............   6.25    01/01/31      1,558,650
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32      2,040,240
   1,750    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19      1,400,000
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75    12/01/13      3,047,700
   2,000    Austin, Texas, Convention Center Hotel Senior Ser 2000
              A.......................................................   6.70    01/01/32      2,079,380
--------                                                                                    ------------
  14,260                                                                                      14,189,947
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (15.3%)
$  1,865    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50%   07/01/20   $  1,959,313
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30        985,940
   1,000    Hawaii Department Budget and Finance, Kahala Nui, Ser A
              2003....................................................   8.00    11/15/33        994,600
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,340,220
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Villiage Inc Ser 2001 A.....................   7.25    11/15/31        996,610
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23      1,756,940
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        503,060
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25        853,670
   1,970    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26      2,107,920
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993................   7.125   12/15/18      2,129,280
   1,620    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13      1,678,515
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      1,975,840
   4,868    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28      4,779,551
   1,000    Peninsula Port Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,000,490
--------                                                                                    ------------
  23,323                                                                                      23,061,949
--------                                                                                    ------------
            Tax Allocation Revenue (6.6%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55    08/15/17      1,013,730
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30    09/01/22      2,039,620
   1,000    Chicago, Illinois, Lake Shore East, Ser 2002..............   6.75    12/01/32      1,001,470
            Anne Arundel County, Maryland,
   2,000      Arundel Mills Ser 1999..................................   7.10    07/01/29      2,182,900
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28      1,628,160
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,001,240
--------                                                                                    ------------
   9,500                                                                                       9,867,120
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (4.3%)
$  5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00%   09/01/14   $  3,026,600
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,179,650
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        956,150
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28      1,297,060
--------                                                                                    ------------
   9,000                                                                                       6,459,460
--------                                                                                    ------------
            Water & Sewer Revenue (1.4%)
   2,000    Northern Palm Beach County Improvement District, Florida,
--------      Water Control & Improvement #9A Ser 1996 A..............   7.30    08/01/27      2,132,840
                                                                                            ------------
            Other Revenue (1.3%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75    09/01/29      1,991,900
--------                                                                                    ------------
 163,331    Total Tax-Exempt Municipal Bonds (Cost $151,749,463).........................    146,791,494
--------                                                                                    ------------
            Short-Term Tax-Exempt Municipal Obligations (0.4%)
     500    Idaho Health Facilities Authority, St Lukes Regional
              Medical Center Ser 2000 (FSA) (Demand 03/03/03).........   1.15*   07/01/30        500,000
     100    Clark County School District, Nevada, Ser 2001 B (Demand
              03/03/03)...............................................   1.00*   06/15/21        100,000
--------                                                                                    ------------
     600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $600,000)............        600,000
--------                                                                                    ------------

$163,931    Total Investments (Cost $152,349,463) (d)...................             97.9%   147,391,494
========
            Other Assets in Excess of Liabilities.......................              2.1      3,118,971
                                                                                    -----   ------------
            Net Assets..................................................            100.0%  $150,510,465
                                                                                    =====   ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
     +      Joint exemption in locations shown.
     *      Current coupon of variable rate demand obligation.
   (a)      Issuer in bankruptcy; bond in default.
   (b)      Issuer has entered into a forebearance agreement for partial payment of debt service.
   (c)      Resale is restricted to qualified institutional investors.
   (d)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $4,286,022 and
            the aggregate gross unrealized depreciation is $9,243,991, resulting in net unrealized depreciation of $4,957,969.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Arizona.................     2.3%
Arkansas................     2.7
California..............     6.8
Colorado................     6.6
Connecticut.............     2.4
District of Columbia....     0.6
Florida.................     4.5
Hawaii..................     0.7
Idaho...................     0.3
Illinois................     1.5
Indiana.................     1.3
Iowa....................     4.4
Kansas..................     1.4
Kentucky................     1.4
Louisiana...............     0.6
Maine...................     2.0
Maryland................     3.3
Massachusetts...........     5.3
Michigan................     5.8
Missouri................     5.4
Nevada..................     2.5
New Hampshire...........     4.0
New Jersey..............     4.6
New York................     4.9
Ohio....................     2.1
Oklahoma................     0.7
Pennsylvania............     4.1
South Carolina..........     1.1
Tennessee...............     1.0
Texas...................     2.0
Vermont.................     1.3
Virginia................     9.5
West Virginia...........     1.4
Joint Exemptions*.......    (0.6)
                            ----
Total...................    97.9%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003

Assets:
Investments in securities, at value
  (cost $152,349,463).......................................  $147,391,494
Cash........................................................        43,893
Receivable for:
    Interest................................................     2,899,773
    Investments sold........................................       445,000
Prepaid expenses and other assets...........................         2,757
                                                              ------------
    Total Assets............................................   150,782,917
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest repurchased...............        71,738
    Investment advisory fee.................................        57,710
    Administration fee......................................        34,626
Accrued expenses............................................       108,378
                                                              ------------
    Total Liabilities.......................................       272,452
                                                              ------------
    Net Assets..............................................  $150,510,465
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $166,394,812
Net unrealized depreciation.................................    (4,957,969)
Accumulated undistributed net investment income.............     2,109,444
Accumulated net realized loss...............................   (13,035,822)
                                                              ------------
    Net Assets..............................................  $150,510,465
                                                              ============
Net Asset Value Per Share,
  17,973,845 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $8.37
                                                                     =====

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2003

Net Investment Income:

Interest Income.............................................  $10,706,133
                                                              -----------
Expenses
Investment advisory fee.....................................      762,367
Administration fee..........................................      457,420
Professional fees...........................................       53,346
Transfer agent fees and expenses............................       52,854
Shareholder reports and notices.............................       33,130
Registration fees...........................................       26,993
Trustees' fees and expenses.................................       20,369
Custodian fees..............................................        8,838
Other.......................................................       13,278
                                                              -----------
    Total Expenses..........................................    1,428,595
Less: expense offset........................................       (8,805)
                                                              -----------
    Net Expenses............................................    1,419,790
                                                              -----------
    Net Investment Income...................................    9,286,343
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (3,417,496)
Net change in unrealized depreciation.......................    2,286,534
                                                              -----------
    Net Loss................................................   (1,130,962)
                                                              -----------
Net Increase................................................  $ 8,155,381
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR        FOR THE YEAR
                                                                  ENDED               ENDED
                                                              FEBRUARY 28, 2003   FEBRUARY 28, 2002
                                                              -----------------   -----------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  9,286,343        $  9,277,160
Net realized loss...........................................      (3,417,496)         (1,272,491)
Net change in unrealized depreciation.......................       2,286,534           1,157,617
                                                                ------------        ------------
    Net Increase............................................       8,155,381           9,162,286

Dividends to shareholders from net investment income........      (9,579,541)         (9,555,680)
Decrease from transactions in shares of beneficial
  interest..................................................      (2,153,733)         (2,269,154)
                                                                ------------        ------------

    Net Decrease............................................      (3,577,893)         (2,662,548)
Net Assets:
Beginning of period.........................................     154,088,358         156,750,906
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $2,109,444 and $2,405,192, respectively).................    $150,510,465        $154,088,358
                                                                ============        ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 continued

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2003 aggregated $11,362,790 and $12,383,415, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,372. At February 28, 2003, the Fund had an accrued pension liability of $58,496 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                           PAR VALUE     PAID IN
                                                                              OF        EXCESS OF
                                                                SHARES      SHARES      PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2001..................................  18,535,245   $185,353    $176,120,389
Treasury shares purchased and retired (weighted average
  discount 5.11%)*..........................................    (282,000)    (2,820)     (2,266,334)
                                                              ----------   --------    ------------
Balance, February 28, 2002..................................  18,253,245    182,533     173,854,055
Treasury shares purchased and retired (weighted average
  discount 7.81%)*..........................................    (279,400)    (2,794)     (2,150,939)
Reclassification due to permanent book/tax differences......          --         --      (5,488,043)
                                                              ----------   --------    ------------
Balance, February 28, 2003..................................  17,973,845   $179,739    $166,215,073
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------   -------------  --------------
December 31, 2002   $0.0425    March 7, 2003  March 21, 2003
 March 25, 2003      0.0425    April 4, 2003  April 17, 2003
 March 25, 2003      0.0425     May 9, 2003    May 23, 2003
 March 25, 2003      0.0425    June 6, 2003   June 20, 2003

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 continued

The tax character of distributions paid was as follows:

                           FOR THE YEAR       FOR THE YEAR
                               ENDED              ENDED
                         FEBRUARY 28, 2003  FEBRUARY 28, 2002
                         -----------------  -----------------
Tax-exempt income           $9,579,541         $9,555,680

As of February 28, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................  $  2,136,598
Undistributed long-term gains...............................            --
                                                              ------------
Net accumulated earnings....................................     2,136,598
Capital loss carryforward*..................................   (13,035,822)
Temporary differences.......................................       (59,255)
Net unrealized depreciation.................................    (4,925,868)
                                                              ------------
Total accumulated losses....................................  $(15,884,347)
                                                              ============

* As of February 28, 2003, the Fund had a net capital loss carryforward of approximately $13,036,000 which will expire between February 28, 2004-2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to a non-deductible expense and book amortization of discounts on debt securities and permanent book/tax differences attributable to an expired capital loss carryforward and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,488,043, accumulated undistributed net investment income was charged $2,550 and accumulated net realized loss was credited $5,490,593.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating To Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At February 28, 2003, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED FEBRUARY 28
                                                       ---------------------------------------------------------------------
                                                         2003           2002           2001          2000**          1999
                                                       ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:
Net asset value, beginning of period.................     $8.44          $8.46          $8.30          $9.05         $ 9.07
                                                          -----          -----          -----          -----         ------
Income (loss) from investment operations:
    Net investment income*...........................      0.51           0.51           0.52           0.53           0.55
    Net realized and unrealized gain (loss)..........     (0.06)         (0.02)          0.12          (0.81)         (0.04)
                                                          -----          -----          -----          -----         ------
Total income (loss) from investment operations.......      0.45           0.49           0.64          (0.28)          0.51
                                                          -----          -----          -----          -----         ------
Less dividends from net investment income............     (0.53)         (0.52)         (0.51)         (0.51)         (0.53)
                                                          -----          -----          -----          -----         ------
Anti-dilutive effect of acquiring treasury shares....      0.01           0.01           0.03           0.04             --
                                                          -----          -----          -----          -----         ------
Net asset value, end of period.......................     $8.37          $8.44          $8.46          $8.30         $ 9.05
                                                          =====          =====          =====          =====         ======
Market value, end of period..........................     $7.51          $8.04          $8.00          $7.25         $8.688
                                                          =====          =====          =====          =====         ======
Total Return+........................................     (0.13)%         7.13%         18.10%        (10.96)%         1.77%
Ratios to Average Net Assets:
Expenses.............................................      0.94%(1)       0.95%(1)       0.92%(1)       0.94%(1)       0.94%
Net investment income................................      6.09%          5.94%          6.23%          6.04%          5.99%
Supplemental Data:
Net assets, end of period, in thousands..............  $150,510       $154,088       $156,751       $158,943       $180,445
Portfolio turnover rate..............................         8%            11%            10%            19%            20%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Municipal Income Opportunities Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 28, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 14, 2003


                      2003 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended February 28, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (62)                     Trustee      Since April     Retired; Director or Trustee of the      123
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and TCW/DW
Counsel to the Independent Trustees                                 Term Trust 2003; formerly Vice
1675 Broadway                                                       Chairman of Kmart Corporation
New York, NY                                                        (December 1998-October 2000),
                                                                    Chairman and Chief Executive
                                                                    Officer of Levitz Furniture
                                                                    Corporation (November 1995-November
                                                                    1998) and President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May 1991-July
                                                                    1995); formerly variously Chairman,
                                                                    Chief Executive Officer, President
                                                                    and Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the Morgan        123
c/o Summit Ventures LLC                             1993            Stanley Funds and TCW/DW Term Trust
1 Utah Center                                                       2003; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      123
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and TCW/DW
Counsel to the Independent Trustees                                 Term Trust 2003; formerly
1675 Broadway                                                       associated with the Allstate
New York, NY                                                        Companies (1966- 1994), most
                                                                    recently as Chairman of The
                                                                    Allstate Corporation (March 1993-
                                                                    December 1994) and Chairman and
                                                                    Chief Executive Officer of its
                                                                    wholly-owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      123
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and TCW/DW Term Trust
Washington, D.C.                                                    2003; Senior Partner, Johnson Smick
                                                                    International, Inc., a consulting
                                                                    firm; Co-Chairman and a founder of
                                                                    the Group of Seven Council (G7C),
                                                                    an international economic
                                                                    commission; formerly Vice Chairman
                                                                    of the Board of Governors of the
                                                                    Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      200
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and TCW/DW
New York, NY                                                        Term Trust 2003; director/trustee
                                                                    of various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (69)     Chairman of the Board  Since July      Chairman and Trustee of the Morgan Stanley       123
c/o Morgan Stanley Trust        and Trustee            1991            Funds and TCW/DW Term Trust 2003; formerly
Harborside Financial Center,                                           Chairman, Chief Executive Officer and
Plaza Two,                                                             Director of the Investment Manager, the
Jersey City, NJ                                                        Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998) and Chief
                                                                       Executive Officer of the Morgan Stanley
                                                                       Fund and the TCW/DW Trusts (until September
                                                                       2002).

James F. Higgins (54)           Trustee                Since June      Director or Trustee of the Morgan Stanley        123
c/o Morgan Stanley Trust                               2000            Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,                                           June 2000); Senior Advisor of Morgan
Plaza Two,                                                             Stanley (since August 2000); Director of
Jersey City, NJ                                                        the Distributor and Dean Witter Realty
                                                                       Inc.; Director of AXA Financial, Inc. and
                                                                       The Equitable Life Assurance Society of the
                                                                       United States (financial services);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        123
1585 Broadway                                          1994            Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999)
                                                                   and President and Chief Executive Officer (since October
                                                                   2002) of the Van Kampen Open-End Funds and President and
                                                                   Chief Executive Officer (since December 2002) of the Van
                                                                   Kampen Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and
                                                                   Executive Vice President of the Distributor (April 1997-June
                                                                   1998), Vice President of the Morgan Stanley Funds (May
                                                                   1997-April 1999), and Executive Vice President of Morgan
                                                                   Stanley.

Barry Fink (48)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Vice President and Assistant
                                                                   General Counsel of the Investment Manager and Morgan Stanley
                                                                   Services (February 1997-December 2001).

Joseph J. McAlinden (60)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Ronald E. Robison (64)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Thomas F. Caloia (56)             Treasurer        Since April     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                           1989            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                       Morgan Stanley Services; previously First Vice President of
Plaza Two,                                                         the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                                    Services; Treasurer of the Morgan Stanley Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and TCW/DW Term Trust 2003 (since September
Harborside Financial Center,      Financial                        2002); Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001); previously
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]

MORGAN STANLEY
MUNICIPAL INCOME
OPPORTUNITIES TRUST II

Annual Report
February 28, 2003


38554-10467C03-AP-3/03